Other disclosures - Related party transactions - Material transactions with related parties (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Parent | Novo Holdings A/S
Disclosure of transactions between related parties [line items]
Purchase of Novo Nordisk B shares	kr 10,164	kr 8,775	kr 6,984
Acquisition of fill-finish sites (note 5.3)	82,146	0	0
Dividend payment to Novo Holdings A/S	12,502	9,028	7,207
Services provided by Novo Nordisk	(33)	(17)	(24)
Total for all associates | Novonesis Group
Disclosure of transactions between related parties [line items]
Services provided by Novo Nordisk	(48)	(48)	(78)
Services received, related party transactions	117	112	92
Total for all associates | Altasciences Group
Disclosure of transactions between related parties [line items]
Services received, related party transactions	146	229	70
Total for all associates | Other subsidiaries of Novo Holding A/S
Disclosure of transactions between related parties [line items]
Services received, related party transactions	93	0	0
Total for all associates | NNIT Group
Disclosure of transactions between related parties [line items]
Services received, related party transactions	kr 257	kr 436	kr 660